Revised Financial Statements - Condensed Consolidated Balance Sheet (Details) - USD ($)	Jun. 30, 2025		Dec. 31, 2024		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional paid-in capital	$ 46,752,793	[1]	$ 22,401,351	[1],[2],[3]	$ 18,800,230	$ 18,673,027	$ 13,483,870	$ 12,457,747	[2],[3]
Accumulated deficit	$ (47,078,042)		$ (31,940,527)		(28,452,605)	(24,833,111)	(18,398,735)	$ (17,770,145)
As Filed
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional paid-in capital					22,470,230	22,343,027	17,153,870
Accumulated deficit					(32,122,605)	(28,503,111)	(22,068,735)
Adjustments
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional paid-in capital					(3,670,000)	(3,670,000)	(3,670,000)
Accumulated deficit					$ 3,670,000	$ 3,670,000	$ 3,670,000

[1]	Amounts as of June 30, 2025 and December 31, 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[2]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).
[3]	Amounts as of December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.